Subsequent Events (Details) - USD ($)										1 Months Ended	2 Months Ended	3 Months Ended			11 Months Ended
	Apr. 22, 2025	Apr. 09, 2025	Mar. 10, 2025	Mar. 04, 2025	Feb. 28, 2025	Feb. 05, 2025	Jan. 06, 2025	Apr. 01, 2024	Feb. 29, 2024	Feb. 29, 2024	May 31, 2025	Apr. 11, 2025	Apr. 10, 2025	Mar. 31, 2025	Dec. 31, 2024	Apr. 21, 2025	Dec. 31, 2023
Subsequent Events [Line Items]
Warrants to purchase of common stock														170,274
Warrant exercise price (in Dollars per share)														$ 663.6
Par value per share (in Dollars per share)															$ 0.0001		$ 0.0001
Aggregate number of shares																	292
Warrants exercisable term					5 years
Percentage of gross proceeds in offering														3.00%
Pocket expenses (in Dollars)														$ 85,000
Non-accountable expenses (in Dollars)														25,000
Reimburse expenses not exceed pocket expenses limit (in Dollars)														$ 15,000
Common stock price per share (in Dollars per share)														$ 95
Forecast [Member]
Subsequent Events [Line Items]
Common shares sold													14,531
Net proceeds (in Dollars)													$ 1,227,242
Warrants [Member]
Subsequent Events [Line Items]
Proceeds from issuance of warrants (in Dollars)														$ 800	$ 800
Warrants to purchase of common stock						127,551
Warrant exercise price (in Dollars per share)														$ 1,000	$ 1,000
Common stock price per share (in Dollars per share)						$ 39.2
Board of Directors [Member]
Subsequent Events [Line Items]
Common shares sold						15,000
Common Stock [Member]
Subsequent Events [Line Items]
Common shares sold						15,000
Par value per share (in Dollars per share)														0.0001
Net proceeds (in Dollars)						$ 4,200,000
Aggregate number of shares						127,551
Common Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common shares sold												116,764
Aggregate number of shares												127,551
Common shares are issuable												10,787
Common Stock [Member] | Warrants [Member]
Subsequent Events [Line Items]
Warrant exercise price (in Dollars per share)														39.2
Par value per share (in Dollars per share)						$ 0.0001
Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock issued, exercise of pre-funded warrants		10,550
Warrants to purchase of common stock							8,193
Warrant exercise price (in Dollars per share)						39.2	$ 116.4
Par value per share (in Dollars per share)						0.0001
Public offering price (in Dollars per share)						$ 39.2
Net proceeds (in Dollars)						$ 4,500,000
Warrants exercisable term						5 years
Percentage of gross proceeds in offering						3.00%
Pocket expenses (in Dollars)						$ 85,000
Non-accountable expenses (in Dollars)						25,000
Reimburse expenses not exceed pocket expenses limit (in Dollars)						$ 15,000
Redeemed shares			316
Payment to investors (in Dollars)			$ 1,250
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Events [Line Items]
Shares of preferred stock	6,250
Subsequent Event [Member] | Series A Preferred Warrants [Member]
Subsequent Events [Line Items]
Warrants exercise							625
Proceeds from issuance of warrants (in Dollars)							$ 500,000
Subsequent Event [Member] | Warrants [Member]
Subsequent Events [Line Items]
Warrants to purchase of common stock						127,551
Subsequent Event [Member] | Board of Directors [Member]
Subsequent Events [Line Items]
Options to purchase of common stock shares				20,313
Common stock price per share (in Dollars per share)				$ 28.6
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common shares sold						127,551
Aggregate number of shares						127,551
Subsequent Event [Member] | New Keystone Purchase Agreement [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common shares sold											9,903
Net proceeds (in Dollars)											$ 124,353
Subsequent Event [Member] | Investor [Member]
Subsequent Events [Line Items]
Payment to investors (in Dollars)			395,000
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Common shares sold									10,089
Aggregate purchase price (in Dollars)															$ 1,000
Warrants to purchase of common stock															625
Common stock price per share (in Dollars per share)														95
Series A Preferred Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares converted													1,098
Series A Preferred Stock [Member] | Common Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares converted													14,442
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares converted											23
Warrants exercise							625
Series A Preferred Stock [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares converted											3,164
Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Aggregate proceeds (in Dollars)								$ 500,000
Series B Preferred Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares converted													75
Series B Preferred Stock [Member] | Common Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares converted													2,500
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares converted											104,000
Series B Preferred Stock [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares converted											520
Series D Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares of preferred stock																10,000
Aggregate proceeds (in Dollars)	$ 5
Series C Preferred Stock [Member]
Subsequent Events [Line Items]
Aggregate purchase price (in Dollars)			$ 267,856
Par value per share (in Dollars per share)															$ 39.6
Common stock price per share (in Dollars per share)														$ 39.2
Private Placement [Member]
Subsequent Events [Line Items]
Shares of preferred stock									10,089	10,089
Aggregate proceeds (in Dollars)										$ 10,000,000
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate purchase price (in Dollars)																$ 8,000,000
Private Placement [Member] | Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Shares of preferred stock									10,039	10,039
Placement Agent [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of gross proceeds in offering						6.00%